The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31: (Details) - EBP 001 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		$ 141,346,198	$ 119,014,613
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		138,658,150	116,782,367
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		119,109,654	99,819,921
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		19,548,496	16,962,446
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		1,833	1,596
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		1,833	1,596
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		138,659,983	116,783,963
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		119,109,654	99,819,921
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		1,833	1,596
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		19,548,496	16,962,446
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	[1]	2,686,215	2,230,650
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		$ 2,686,215	$ 2,230,650

[1]	In accordance with Accounting Standards Codification (ASC) Subtopic 820-10, Fair Value Measurement, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.